PROJECT ASSETS AND DEFERRED PROJECT COSTS (Schedule of Project Assets and Deferred Project Costs) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Project assets - Module cost	$ 16,369,965	$ 6,822,294
Project assets - Development	61,259,796	42,615,862
Project assets - Others	6,407,213	5,449,251
Total project assets	84,036,974	54,887,407
Current portion	76,556,400	48,177,416
Non-current portion	7,480,574	6,709,991
Total deferred project costs	17,957,041	16,374,899
Current portion	17,957,041	0
Non-current portion	0	16,374,899
Total project assets, contract costs and deferred project costs	$ 101,994,015	$ 71,262,306